1998 ANNUAL REPORT


IDS
Equity
Value
Fund
(prospectus enclosed)

(icon of) three growing flowers

      The goal of IDS Equity Value Fund, a part of IDS Strategy Fund, Inc., is growth of capital and income. The Fund invests primarily in equity securities that provide income, offer the opportunity for long-term capital growth, or both.

      (This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) three growing flowers

Stocks for the
bargain-hunter

      Just like almost everything else, prices of companies that are believed to be sound sometimes are reduced. That is, for any of a variety of reasons, they fall out of favor with investors and their stock prices decline. These so-called "value" stocks represent a classic opportunity to buy low in the market, which is what Equity Value Fund seeks to do. Should investors rediscover the potential of such companies, the stocks may well recover and benefit shareholders accordingly.

(icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

 Contents

                1998 annual report

                From the chairman                                    4
                From the portfolio manager                           4
                The Fund's ten largest holdings                      6
                Making the most of the Fund                          7
                The Fund's long-term performance                     8
                Independent auditors' report                         9
                Financial statements                                10
                Notes to financial statements                       13
                Investments in securities                           29
                IDS mutual funds                                    33
                Federal income tax information                      37

                1998 prospectus

                The Fund in brief                                   3p

                Goal                                                3p
                Investment policies and risks                       3p
                Manager and distributor                             3p
                Portfolio manager                                   3p
                Alternative purchase arrangements                   3p

                Sales charge and Fund expenses                      4p

                Performance                                         6p

                Financial highlights                                6p
                Total returns                                       8p

                Investment policies and risks                      11p

                Facts about investments and their risks            11p
                Alternative investment option                      16p
                Valuing Fund shares                                16p

                How to purchase, exchange or redeem shares         17p

                Alternative purchase arrangements                  17p
                How to purchase shares                             20p
                How to exchange shares                             23p
                How to redeem shares                               24p
                Reductions and waivers of the sales charge         29p
                Special shareholder services                       33p

                Services                                           33p
                Quick telephone reference                          33p

                Distributions and taxes                            34p

                Dividend and capital gain distributions            34p
                Reinvestments                                      35p
                Taxes                                              36p
                How to determine the correct TIN                   38p

                How the Fund is organized                          39p

                Shares                                             39p
                Voting rights                                      39p
                Shareholder meetings                               39p
                Board members and officers                         40p
                Investment manager                                 42p
                Administrator and transfer agent                   42p
                Distributor                                        43p

                About American Express Financial Corporation       44p

                General information                                44p
                Year 2000                                          45p

                Appendix                                           46p

                Descriptions of derivative instruments             46p



               (This annual report is not part of the prospectus.)

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S. The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them.

      Before closing, I also want to introduce a new portfolio manager for this fund -- Kurt Winters, who assumed that role this past December. For a review of the past fiscal year, please consult his letter, which begins on this page.





      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board


(This annual report is not part of the prospectus.)

      From the portfolio manager

      Although unable to keep up with the often red-hot pace of the broad stock market, IDS Equity Value Fund generated a substantial return during the past fiscal year. For the 12 months -- April 1997 through March 1998 -- investors in the Fund's Class A were rewarded with a total return of 33.6%.

      Fueled by a low rate of inflation, generally favorable long-term interest rates, solid economic growth and good corporate earnings, the stock market unleashed a powerful rally that began shortly after the start of the period. By autumn, though, the market had cooled, and over the next several months, stocks moved in fits and starts but ultimately could do no more than hold their ground.

      It took until February before the market could mount a meaningful advance. By then, concerns related to a financial crisis in Asia had simmered down, and ongoing reports of low inflation and generally good corporate profits had begun to restore investors' confidence. The result was a sharp surge by stocks during the final two months of the period.

      As for the Fund, its value-oriented investment style was forced to play second fiddle to the high-powered, large-capitalization growth stocks that have generally led the market in recent years. Nevertheless, the Fund did participate in the market's advances while faring better during the downturns. The latter point was especially evident last fall, when the outbreak of the Asian crisis sent the U.S. market reeling. Although it, too, lost some ground, the Fund experienced considerably less negative impact. That is the history of this Fund -- a more muted response to both the upturns and downturns in the market.

      A repositioned portfolio

      Upon becoming manager of the Fund last January, I implemented some changes to make it somewhat less conservative in its investment approach. These included: reducing the level of cash reserves from about 23% of assets to about 11% and increasing holdings among technology-related stocks from virtually zero to about 7%. Both of these shifts proved beneficial to performance when the market took off in February and March and technology stocks rebounded from a difficult fall and winter.

      Looking to the current fiscal year, should stocks keep rising, the Fund should be able to participate more fully now than in the past, largely because of the reduced cash reserves. On the other hand, if stock performance weakens, I believe the Fund's value orientation should allow it to perform relatively well compared with the market as a whole.





      Kurt Winters
      (picture of) Kurt Winters
      Kurt Winters
      Portfolio manager



               (This annual report is not part of the prospectus.)

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998       $12.85
March 31, 1997       $11.62
Increase             $ 1.23

Distributions
April 1, 1997 - March 31, 1998

From income          $  0.84
From capital gains   $  1.55
Total distributions  $  2.39
Total return*          +33.6%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)
March 31, 1998       $12.85
March 31, 1997       $11.63
Increase             $ 1.22

Distributions
April 1, 1997 - March 31, 1998


From income          $ 0.74

From capital gains   $ 1.55
Total distributions  $ 2.29
Total return*         +32.6%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)
March 31, 1998       $12.87
March 31, 1997       $11.64
Increase             $ 1.23

Distributions
April 1, 1997 - March 31, 1998

From income          $ 0.85
From capital gains   $ 1.55
Total distributions  $ 2.40
Total return*         +33.8%**

      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

               (This annual report is not part of the prospectus.)

 The Fund's ten largest holdings


                                              Percent               Value
                               (of Fund's net assets)    (as of March 31, 1998)

       Amoco                                    3.13%         $86,375,000

       Royal Dutch Petroleum                    3.09           85,218,749

       Mobil                                    2.42           66,648,425

       Gannett                                  2.11           58,182,813

       U S WEST Communications Group            2.03           56,118,749

       Penney (JC)                              1.92           52,905,563

       American Home Products                   1.73           47,687,499

       CMS Energy                               1.70           46,937,500

       American Stores                          1.70           46,800,000

       Ameritech                                1.61           44,493,750


(icon of) pie chart

      The ten holdings listed here make up 21.44% of the Fund's net assets


               (This annual report is not part of the prospectus.)

 Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.



               (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Three ways to benefit from a mutual fund:

      o your shares increase in value when the Fund's investments do well

      o you receive capital gains when the gains on investments sold by the Fund exceed losses

      o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return and you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Equity Value Fund

                                                          $43,800
$50,000                                                IDS Equity
                                                       Value Fund
                                                          Class B

$40,000                                         S&P 500
                                                Stock Index

$30,000


$20,000
                                   Lipper Growth
                                 & Income Index

$10,000


'88   '89   '90   '91   '92   '93   '94   '95   '96   '97   '98

      Assumes: o Holding period from 4/1/88 to 3/31/98. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $26,103. Also see "Performance" in the Fund's current prospectus.

      Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance.

      Lipper Growth & Income Fund Index, published by Lipper Analytical Services, Inc. includes 30 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

      Average annual total return
      (as of March 31, 1998)
                        1 year       Since inception*   5 years       10 years
       Class A         +26.93%                +23.82%       --%            --%
       Class B         +28.61%                    --%   +17.17%        +15.92%
       Class Y         +33.76%                +26.09%       --%            --%

      * Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Growth and Income Fund Index. Sales charges are not reflected in the performance of the indexes.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


               (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #30  to
Registration Statement No. 2-89288 filed on or about May 28, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS mutual funds

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

IDS mutual funds

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the perspectus.)

 Federal income tax information

      IDS Equity Value Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Equity Value Fund, Inc.
      Fiscal year ended March 31, 1998

      Class A

       Income distributions

       taxable  as  dividend income,   43.81%   qualifying   for  deduction  by
       corporations.

       Payable date                                     Per share

       June 27, 1997                                     $0.08427
       Sept. 26, 1997                                     0.09534
       Dec. 29, 1997                                      0.60156
       March 27, 1998                                     0.04986

       Total                                             $0.83103

       Capital gain distribution

       taxable for long-term capital gain.
       Payable date                                     Per share
       Dec. 29, 1997                                     $1.55404
       Total distributions                               $2.38507

      The distribution of $2.15560 per share, payable Dec. 29, 1997, consisted of $0.06382 from net investment income, $0.53774 from net short-term capital gains (a total of $0.60156 taxable as dividend income) and $1.55404 from net long-term capital gains.

      The long-term capital gains distribution is divided into two rate categories: 28% - $0.72791 and 20% - $0.82613.

(This annual report is not part of the prospectus.)

Federal income tax information

       Class B

       Income distributions

       taxable  as  dividend income,   43.81%   qualifying  for  deductions  by
       corporations.

       Payable date                                        Per share

       June 27, 1997                                        $0.06075
       Sept. 26, 1997                                        0.06962
       Dec. 29, 1997                                         0.57499
       March 27, 1998                                        0.02795

       Total                                                $0.73331

       Capital gain distribution

       taxable for long-term capital gain.

       Payable date                                        Per share
       Dec. 29, 1997                                        $1.55404
       Total distributions                                  $2.28735

      The distribution of $2.12903 per share, payable Dec. 29, 1997, consisted of $0.03725 from net investment income, 0.53774 from net short-term capital gains (a total of $0.57499 taxable as dividend income) and $1.55404 from net long-term capital gains.

      The long-term capital gains distribution is divided into two rate categories: 28% - $0.72791 and 20% - $0.82613.

(This annual report is not part of the prospectus.)

      Class Y

       Income distributions

       taxable  as  dividend income,   43.81%   qualifying   for  deduction  by
       corporations.

       Payable date                                   Per share

       June 27, 1997                                   $0.08879
       Sept. 26, 1997                                   0.10012
       Dec. 29, 1997                                    0.60582
       March 27, 1998                                   0.05227

       Total                                           $0.84700

       Capital gain distribution

       taxable for long-term capital gain.

       Payable date                                   Per share
       Dec. 29, 1997                                   $1.55404
       Total distributions                             $2.40104

      The distribution of $2.15986 per share, payable Dec. 29, 1997, consisted of $0.06808 from net investment income, $0.53774 from net short-term capital gains (a total of $0.60582 taxable as dividend income) and $1.55404 from net long-term capital gains.

      The long-term capital gains distribution is divided into two rate categories: 28% - $0.72791 and 20% - $0.82613.


               (This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800

TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Equity Value Fund
IDS Tower 10
Minneapolis, MN 55440-0010

1998 ANNUAL REPORT


IDS
Strategy
Aggressive
Fund
(prospectus enclosed)

(icon of) chess piece

The goal of IDS Strategy Aggressive Fund, a part of IDS Strategy Fund, Inc., is long-term growth of capital. The Fund invests primarily in common stocks that are selected for their above-average growth potential.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


      American  Express  Financial  Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) chess piece

Corporate climbers

All rapidly growing companies pass through various stages. During their middle stage, they're known in the investment world as "mid-caps." Stocks of such companies, which are the main focus of this Fund, offer investors an attractive combination: the potential for above-average corporate growth without the initial risks that are inherent in brand-new businesses.

(icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

 Contents

                1998 annual report

                From the chairman                                      4
                From the portfolio manager                             4
                The Fund's ten largest holdings                        6
                Making the most of the Fund                            7
                The Fund's long-term performance                       8
                Independent auditors' report                           9
                Financial statements                                  10
                Notes to financial statements                         13
                Investments in securities                             22
                IDS mutual funds                                      26
                Federal income tax information                        30

                1998 prospectus

                The Fund in brief                                     3p

                Goal                                                  3p
                Investment policies and risks                         3p
                Manager and distributor                               3p
                Portfolio manager                                     3p
                Alternative purchase arrangements                     3p

                Sales charge and Fund expenses                        4p

                Performance                                           6p

                Financial highlights                                  6p
                Total returns                                         8p

                Investment policies and risks                        10p

                Facts about investments and their risks              10p
                Alternative investment option                        16p
                Valuing Fund shares                                  16p

                How to purchase, exchange or redeem shares           17p

                Alternative purchase arrangements                    17p
                How to purchase shares                               19p
                How to exchange shares                               22p
                How to redeem shares                                 22p
                Reductions and waivers of the sales charge           27p

                Special shareholder services                         34p

                Services                                             34p
                Quick telephone reference                            34p

                Distributions and taxes                              35p

                Dividend and capital gain distributions              35p
                Reinvestments                                        36p
                Taxes                                                37p
                How to determine the correct TIN                     38p

                How the Fund is organized                            39p

                Shares                                               39p
                Voting rights                                        40p
                Shareholder meetings                                 40p
                Board members and officers                           40p
                Investment manager                                   42p
                Administrator and transfer agent                     42p
                Distributor                                          43p

                About American Express Financial Corporation         45p

                General information                                  45p

                Year 2000                                            46p

                Appendix                                             47p

                Descriptions of derivative instruments               47p




      (This annual report is not part of the prospectus.)

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them.

      Before closing, I also want to introduce a new interim portfolio manager for this Fund. Louis Giglio assumed that role in April, shortly after the end of the fiscal year. For a review of the past period, please consult the accompanying letter from David Bayer, the Fund's manager during that time.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A strong stock market and an improved performance by mid-size growth stocks combined for a highly rewarding fiscal year for IDS Strategy Aggressive Fund. For the 12 months -- April 1997 through March 1998 -- investors in Class A shares realized a total return of 46.2%.

      The period began almost on cue with a rebound by the stock market, which had been in a slump brought by a rise in long-term interest rates. By May, the market had reached full speed, which it maintained through much of the summer.

      From that point, stocks spent the next several months making essentially no progress, as periodic concerns about inflation and, beginning last fall, financial crisis in Asia kept stocks off balance much of the time. It wasn't until this past February that investors became satisfied that inflation was still under control and that the `Asian flu' wasn't going to severely penalize corporate profits. That was enough to send stocks soaring over the final two months of the period.

      (This annual report is not part of the prospectus.)

      Market begins
      to broaden out

      Through the first several months of the period, stocks of large, blue-chip companies (commonly called `large-caps') maintained their long-time leadership role in the market. But by summer small- and mid-cap stocks began to pick up the pace and, in fact, even outperformed their larger counterpoints at times over the ensuing months.

      This `broadening out' of the market worked to the advantage of this fund, which primarily focuses on mid-cap stocks of rapidly growing companies. While its largest areas of investment remained in the technology, health care and business services sectors, the Fund's best-performing stocks represented a wide range of businesses that also included financial services, telecommunications, travel/leisure, media and retailing.

      A long-term growth strategy

      Although I added a number of new stocks to the portfolio, I didn't alter my fundamental strategy of investing in companies - most of them mid-size, or mid-cap that are leaders in their respective markets and boast excellent long-term growth prospects. Because I try to hold stocks long enough for them to reach what I feel is their full potential, portfolio turnover was relatively low during the 12 months. The only notable change was a reduction in stocks of telecommunications and semiconductor companies late last year, a strategy designed to lessen the negative impact of the Asian crisis.

      Although my tenure as portfolio manager ended this past April, I can offer that I believe the Fund's future, certainly for the near term, is genuinely bright. The market has recently begun to appropriately reward the stocks of high-quality, mid-size growth companies - the core holdings of this Fund. And unless there is some marked change to the positive investment fundamentals we still enjoy, I expect that trend to continue.





      David Bayer




      Louis Giglio
      (picture of)Louis Giglio
      Louis Giglio
      Portfolio manager

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998       $22.12

March 31, 1997       $18.34

Increase             $ 3.78


Distributions
April 1, 1997 - March 31, 1998


From income          $   --

From capital gains   $ 3.95

Total distributions  $ 3.95

Total return*         46.2%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998       $21.48

March 31, 1997       $18.04

Increase             $ 3.44


Distributions
April 1, 1997 - March 31, 1998


From income          $   --

From capital gains   $ 3.95

Total distributions  $ 3.95

Total return*         45.1%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998       $22.22

March 31, 1997       $18.40

Increase             $ 3.82


Distributions
April 1, 1997 - March 31, 1998


From income          $   --

From capital gains   $ 3.95

Total distributions  $ 3.95

Total return*         46.3%**

      * The prospectus discusses the effect of the sales charge, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.


      (This annual report is not part of the prospectus.)

 The Fund's ten largest holdings


                                              Percent                Value
                               (of Fund's net assets)     (as of March 31, 1998)

       HBO & Co                                 4.85%          $69,896,137

       PeopleSoft                               4.44            63,952,087

       Paychex                                  2.71            38,934,735

       Cisco Systems                            2.65            38,122,480

       Robert Half Intl                         2.59            37,288,800

       Outdoor Systems                          2.28            32,871,093

       Finova Group                             2.08            29,979,150

       Health Management Associates Cl A        1.94            27,980,222

       Cadence Design Systems                   1.92            27,609,974

       Promus Hotel                             1.83            26,359,909



(icon of) pie chart

The ten holdings listed here make up 27.29% of the Fund's net assets


      (This annual report is not part of the prospectus.)

 Making the most of the Fund


      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.


      (This annual report is not part of the prospectus.)

 The Fund's long-term performance


      Three ways to benefit from a mutual fund:

      o your shares increase in value when the Fund's investments do well

      o you receive capital gains when the gains on investments sold by the Fund exceed losses

      o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Strategy Aggressive Fund


$50,000

                                              S&P 500
                                          Stock Index
$40,000            Russell Midcap
                     Growth Index

$30,000                                               $41,681
                                                 IDS Strategy
                                              Aggressive Fund
$20,000                                               Class B
                   Lipper Small Cap
                         Fund Index

$10,000


'88   '89   '90   '91   '92   '93   '94   '95   '96   '97   '98


      Assumes: oHolding period from 4/1/88 to 3/31/98. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $18,247. o Also see "Performance" in the Fund's current prospectus.

      Standard &Poor's 500 Stock Index (S&P500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P500 companies are generally larger than those in which the Fund invests.

      Lipper Small Cap Fund Index includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

      Russell Midcap Growth Index, an unmanaged list of common stocks, measures the performance of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the total market capitalization of the Russell 1000 Index.


      Average annual total return
      (as of March 31, 1998)
                                      Since
                         1 year        inception*     5 years       10 years
       Class A           +38.87       +23.30%             --%           --%
       Class B           +41.08%          --%         +16.40        +15.34%
       Class Y           +46.34       +24.96%             --%           --%

       *Inception date was March 20, 1995.


      On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the S&P500, the Lipper Small Cap Fund Index and the Russell Midcap Growth Index. Sales charges are not reflected in the performance of the indexes.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


      (This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #30 to Registration Statement No. 2-89288 filed on or about May 28, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

Federal income tax information

IDS Strategy Aggressive fund


The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Strategy Aggressive Fund
Fiscal year ended March 31, 1998

Class A
Capital gain distribution

taxable as long-term capital gain.

payable date             per share

Dec. 29, 1997            $3.94813

The long-term capital gains distribution is divided into two categories:
28%--$1.81535 and 20%--$2.13278.


      (This annual report is not part of the prospectus.)

Class B
Capital gain distribution

taxable as long-term capital gain.

payable date             per share

Dec. 29, 1997            $3.94813

The long-term capital gains distribution is divided into two categories:
28%--$1.81535 and 20%--$2.13278.

Class Y
Capital gain distribution

taxable as long-term capital gain.

payable date             per share

Dec. 29, 1997            $3.94813

The long-term capital gains distribution is divided into two categories:
28%--$1.81535 and 20%--$2.13278.



(This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Strategy Aggressive Fund
IDS Tower 10
Minneapolis, MN 55440-0010